Note 8	6 Months Ended
Jun. 30, 2022
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure Of Cash Cash Balances At Central Banks And Other Demand Deposits Explanatory [Text Block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2022	December 2021
Cash on hand	6,671	6,877
Cash balances at central banks (*)	66,302	55,004
Other demand deposits	8,535	5,918
Total	81,508	67,799
(*) The variation is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.